Form N-1A Supplement	Oct. 21, 2026
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SUPPLEMENT DATED OCTOBER 21, 2026
TO THE CURRENTLY EFFECTIVE PROSPECTUS
OF
ABACUS FCF INTERNATIONAL LEADERS ETF (ABLG)
ABACUS FCF LEADERS ETF (ABFL)
ABACUS FCF SMALL CAP LEADERS ETF (ABLS)
ABACUS FCF INNOVATION LEADERS ETF (ABOT)
ABACUS FLEXIBLE BOND LEADERS ETF (ABXB)
ABACUS FCF REAL ASSETS LEADERS ETF (ABLD)

(each a “Fund” and, collectively, the “Funds”)

Important Notice to Investors

Capitalized terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Funds' Prospectus.

The below changes are immediately effective.

1.The third paragraph in the section titled “Fund Summaries – Principal Investment Strategies” in the Prospectus for each of the Abacus FCF International Leaders ETF and Abacus FCF Leaders ETF is replaced in its entirety with the following:

The Adviser utilizes its proprietary Abacus FCF Leaders Model (the “Model”) to evaluate securities in the investment universe and scores them based on free cash flow (“FCF”) characteristics, including FCF profitability (the level of free cash flow a company generates relative to the size of its assets), FCF yield (free cash flow relative to the company's enterprise value) and FCF growth (the growth in a company's free cash flow over time). These securities are assigned active weights primarily based on their FCF characteristics, with adjustments reflecting the Adviser’s systematic evaluation of company-specific risk in the context of the business cycle. These active weights are integrated with free-float market capitalization weights and rescaled to construct the final portfolio, seeking to ensure high-conviction exposure to companies with strong FCF characteristics.

2.The third and fourth paragraphs in the section titled “Fund Summaries – Principal Investment Strategies” in the Prospectus for the Abacus FCF Small Cap Leaders ETF is replaced in its entirety with the following:

The Underlying Index utilizes the Adviser’s proprietary Abacus FCF Leaders Model (the “Model”) to evaluate Eligible Securities and scores them based on FCF characteristics, including FCF profitability (the level of free cash flow a company generates relative to the size of its assets), FCF yield (free cash flow relative to the company's enterprise value) and FCF growth (the growth in a company's free cash flow over time). These securities are assigned active weights primarily based on their FCF characteristics. These active weights are integrated with free-float market capitalization weights and rescaled to construct the final portfolio, seeking to ensure high-conviction exposure to companies with strong FCF characteristics. The Underlying Index includes those remaining Eligible
Securities until one of the following thresholds is met: (1) over 90% of the cumulative weight of the Eligible Securities has been included in the Underlying Index, or (2) the number of included securities reaches 100. The weights of all securities are then rescaled to construct the final portfolio, seeking to ensure high-conviction exposure to small-cap companies with strong FCF characteristics.

The Underlying Index is rebalanced and reconstituted quarterly. The Fund’s portfolio is generally rebalanced and reconstituted quarterly, in accordance with the Underlying Index.

3.The following information replaces in its entirety the information for Tom MacDonald appearing under the heading “Portfolio Managers” in the Funds’ Prospectus:

Tom MacDonald, Financial Analyst at ABL Wealth.
Mr. MacDonald joined Abacus Global Management as a Portfolio Analyst, bringing with him a strong foundation in both finance and technology.
Prior to his current role, Mr. MacDonald spent approximately 2 years at Abacus Global Management serving as a Financial Analyst and Software Engineer before transitioning into a Portfolio Analyst role, which he has held for over a year. In these capacities, he contributed to the design and development of proprietary financial software and supported portfolio analysis and management functions.
Mr. MacDonald has passed the CFA Level II examination and is continuing his pursuit of the CFA charter. He holds a degree in Finance with minors in Mathematics and Computer Science from the University of Central Florida.

Please keep this supplement with your Prospectus for future reference.